Consolidated Statement of Changes in Equity - CHF (SFr) SFr in Millions	Total		Share capital	Share premium		Treasury shares	Retained earnings	Other comprehensive income recognized directly in equity, net of tax		of which: foreign currency translation	of which: financial assets measured at fair value through OCI	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2016	SFr 54,302		SFr 385	SFr 28,254		SFr (2,249)	SFr 31,725	SFr (4,494)	[1]	SFr (5,564)	SFr 98	SFr 972	SFr 53,621	SFr 682
Issuance of share capital	0		0										0
Acquisition of treasury shares	(851)					(851)							(851)
Delivery of treasury shares under share-based compensation plans	76			(808)		883							76
Other disposal of treasury shares	38					38							38
Premium on shares issued and warrants exercised	8			8									8
Share-based compensation expensed in the income statement	361			361									361
Tax (expense) / benefit	14			14									14
Dividends	(2,280)			(2,229)	[2]								(2,229)	(50)
New consolidations / (deconsolidations) and other increases / (decreases)	0			(1)									(1)	1
Total comprehensive income for the year	769						2,349	(1,641)	[1]	(1,337)	(72)	(233)	708	61
of which: Net profit / (loss)	2,490	[3],[4]					2,443						2,443	47
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,641)							(1,641)	[1]	(1,337)	(72)	(233)	(1,641)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	160						160						160
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(254)						(254)						(254)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	14												0	14
Balance before the adoption of IFRS 9 and IFRS 15 at Jun. 30, 2017	52,437		385	25,600		(2,180)	34,074	(6,135)	[1]	(6,901)	26	739	51,744	693
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	51,271		385	25,942		(2,133)	32,752	(5,732)	[1]	(6,095)	12	351	51,214	57
Effect of adoption of IFRS 9	(577)						(505)	(72)			(72)		(577)
Effect of adoption of IFRS 15	(24)						(24)						(24)
Balance at Jan. 01, 2018	50,670		385	25,942		(2,133)	32,223	(5,804)	[1]	(6,095)	(60)	351	50,612	57
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	51,271		385	25,942		(2,133)	32,752	(5,732)	[1]	(6,095)	12	351	51,214	57
Total comprehensive income for the year	696												695	1
of which: Net profit / (loss)	1,516												1,514	1
Total other comprehensive income that may be reclassified to the income statement, net of tax													(889)
Balance at Mar. 31, 2018	51,305
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	51,271		385	25,942		(2,133)	32,752	(5,732)	[1]	(6,095)	12	351	51,214	57
Issuance of share capital	0		0										0
Acquisition of treasury shares	(925)					(925)							(925)
Delivery of treasury shares under share-based compensation plans	82			(918)		1,000							82
Other disposal of treasury shares	26					26							26
Premium on shares issued and warrants exercised	12			12									12
Share-based compensation expensed in the income statement	364			364									364
Tax (expense) / benefit	14			14									14
Dividends	(2,449)			(2,444)	[2]								(2,444)	(6)
New consolidations / (deconsolidations) and other increases / (decreases)	(1)			(9)									(9)	8
Total comprehensive income for the year	3,039						3,360	(322)	[1]	363	(69)	(615)	3,038	1
of which: Net profit / (loss)	2,801	[3],[4]					2,798						2,798	3
Total other comprehensive income that may be reclassified to the income statement, net of tax	(322)							(322)	[1]	363	(69)	(615)	(322)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	144						144						144
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	417						417						417
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(2)												0	(2)
Balance at Jun. 30, 2018	50,834		385	22,961		(2,032)	35,584	(6,124)	[1]	(5,732)	(128)	(264)	50,774	60
Balance at Mar. 31, 2018	51,305
Total comprehensive income for the year	2,342												2,343	(1)
of which: Net profit / (loss)	1,285												1,284	1
Total other comprehensive income that may be reclassified to the income statement, net of tax													568
Balance at Jun. 30, 2018	SFr 50,834		SFr 385	SFr 22,961		SFr (2,032)	SFr 35,584	SFr (6,124)	[1]	SFr (5,732)	SFr (128)	SFr (264)	SFr 50,774	SFr 60

[1]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings.
[2]	Reflects the payment of an ordinary cash dividend of CHF 0.65 (2017: CHF 0.60) per dividend-bearing share out of the capital contribution reserve.
[3]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[4]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.